Cover	Oct. 04, 2021
Cover [Abstract]
Entity Registrant Name	Cosmos Holdings Inc.
Entity Central Index Key	0001474167
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Oct. 04, 2021
Entity File Number	000-54436
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	141 West Jackson Blvd
Entity Address Address Line 2	Suite 4236
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60604
City Area Code	312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	865-0026
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	COSM